Risks and Uncertainties - Schedule of Bank Balances that are Denominated in Foreign Currencies (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
US [Member]
Schedule of Bank Balances that are Denominated in Foreign Currencies [Line Items]
Denominated	$ 3,194,367	$ 750,251
Renminbi (“RMB”) [Member]
Schedule of Bank Balances that are Denominated in Foreign Currencies [Line Items]
Denominated	$ 60